Derivative Instruments and Hedging Activities Derivatives, Additional Information (Details) ¥ in Billions	3 Months Ended	12 Months Ended
	Sep. 30, 2005 USD ($) Agreement	Sep. 30, 2015 USD ($) Swap	Sep. 30, 2014 USD ($) Swap	Sep. 30, 2015 JPY (¥) Swap	Sep. 30, 2014 JPY (¥) Swap	Jun. 30, 2014 USD ($) Swap	Mar. 31, 2014	Sep. 30, 2013 USD ($) Swap	Mar. 31, 2011 USD ($) Swap	Mar. 31, 2006 Agreement
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 1,727,000,000	$ 1,813,000,000
Increase (Decrease) in Cash Collateral for Loaned Securities		$ 0	$ 0
Hedge percentage for foreign exchange transactional exposures, Minimum		70.00%
Hedge percentage for foreign exchange transactional exposures, Maximum		90.00%
Number of fixed to floating interest rate swaps outstanding | Swap		12	13	12	13
Number of forward treasury lock agreements | Agreement	3
Notional amount of forward treasury lock agreements, total	$ 1,300,000,000
Number of forward treasury lock agreements terminated | Agreement										3
Gains (Losses) recognized in income for the ineffective portion of cash flow hedges		$ 0	$ 0
Types of Notes Forward Treasury Lock Agreements Fixed Portion of Future Interest Cost	5-year, 10-year and 30-year bonds
Gains (Losses) Reclassifed from CTA to Income for Outstanding Net Investment Hedges		0	0
Gains recognized in cumulative translation adjustment within AOCI		$ 2,000,000	$ 9,000,000
Cross-currency interest rate swaps
Derivative [Line Items]
Cross-currency interest rate swaps outstanding | ¥				¥ 20	¥ 20
Number of fixed to floating interest rate swaps outstanding | Swap		4	4	4	4
Common Stock
Derivative [Line Items]
Derivative, Amount of Hedged Item		$ 4,000,000	$ 4,400,000
5.8% Due in 2013 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item									$ 100,000,000
Number of fixed to floating interest rate swaps outstanding | Swap									1
Interest rate on notes									5.80%
4.875 % Due in 2013 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item									$ 300,000,000
Number of fixed to floating interest rate swaps outstanding | Swap									2
Interest rate on notes									4.875%
1.75 % Due in 2014
Derivative [Line Items]
Interest rate on notes							1.75%
1.75 % Due in 2014 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item									$ 450,000,000
Number of fixed to floating interest rate swaps outstanding | Swap									5
Interest rate on notes									1.75%
7.7 % Due in 2015
Derivative [Line Items]
Interest rate on notes			7.70%		7.70%
7.7 % Due in 2015 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item								$ 125,000,000
Number of fixed to floating interest rate swaps outstanding | Swap								1
Interest rate on notes								7.70%
5.5 % Due in 2016
Derivative [Line Items]
Interest rate on notes		5.50%	5.50%	5.50%	5.50%
5.5 % Due in 2016 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item								$ 800,000,000
Number of fixed to floating interest rate swaps outstanding | Swap								4
Interest rate on notes								5.50%
2.6 % Due in 2017
Derivative [Line Items]
Interest rate on notes		2.60%	2.60%	2.60%	2.60%
2.6 % Due in 2017 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item						$ 400,000,000
Number of fixed to floating interest rate swaps outstanding | Swap						4
Interest rate on notes						2.60%
1.4% Due in 2018
Derivative [Line Items]
Interest rate on notes		1.40%	1.40%	1.40%	1.40%	1.40%
1.4% Due in 2018 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item						$ 300,000,000
Number of fixed to floating interest rate swaps outstanding | Swap						3
Interest rate on notes						1.40%
7.125 % Due in 2017
Derivative [Line Items]
Interest rate on notes		7.125%	7.125%	7.125%	7.125%
7.125 % Due in 2017 | Interest rate swaps
Derivative [Line Items]
Derivative, Amount of Hedged Item						$ 150,000,000
Number of fixed to floating interest rate swaps outstanding | Swap						1
Interest rate on notes						7.125%
Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 1,701,000,000	$ 1,802,000,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		26,000,000	11,000,000
Other current liabilities | Designated as Hedging Instrument | Cross-currency interest rate swaps
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		1,000,000	0
Other current liabilities | Designated as Hedging Instrument | Commodity derivatives
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		7,000,000	3,000,000
Other current liabilities | Not Designated as Hedging Instrument | Cross-currency interest rate swaps
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		0	0
Other current liabilities | Not Designated as Hedging Instrument | Commodity derivatives
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 0	$ 0